Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

November 19, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust

(solely with respect to Western Asset Short Term Yield Fund)

(File Nos. 002-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 241 to the registration statement for the Registrant (the “Amendment”), relating to Western Asset Short Term Yield Fund (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment, which is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of certain changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485, is to be effective on November 27, 2013. The Amendment is also being filed to respond to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”).

On November 4, 2013, the Registrant received comments from Ms. Valerie Lithotomos of the Staff regarding Post-Effective Amendment No. 232 to the Registrant’s registration statement on Form N-1A relating to the Fund as filed with the Commission on September 19, 2013. Following is a summary of the comments received from Ms. Lithotomos and the Registrant’s responses on behalf of the Fund.

1.	Comment: The Staff requested that the table describing the Trustees of the Registrant, which appears in the “Management” section of the Fund’s Statement of Additional Information, be revised to indicate that information given with respect to other board memberships held by the Trustees is during the past five years.

Response: The Registrant has made the requested change.

2.	Comment: The Staff asked the Registrant to confirm that the Fund’s prospectus explains the difference between maturity and duration.

Response: The Registrant confirms that the Fund’s prospectus explains the difference between maturity and duration, and notes specifically that both maturity and duration are discussed under “Principal investment strategies” and further in a paragraph labeled “Maturity and duration” in the section titled “More on the fund’s investment strategies, investments and risks.”

In connection with the responses provided above, the Registrant is furnishing a “Tandy” representation letter as Exhibit A hereto.

Please contact the undersigned at 617-951-8381 or Barry N. Hurwitz at 617-951-8267 with any questions or comments you might have regarding the above.

Sincerely,

/s/ Mari A. Wilson

Exhibit A

Legg Mason Partners Income Trust

620 Eighth Avenue

New York, NY 10018

November 19, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust

(solely with respect to Western Asset Short Term Yield Fund)

(File Nos. 002-96408 and 811-04254)

Ladies and Gentlemen:

In connection with its review of Post-Effective Amendment No. 232 to the registration statement on Form N-1A for the Registrant, relating to the Fund, as filed with the Securities and Exchange Commission (the “Commission”) on September 19, 2013, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the staff of the Commission (the “Staff”):

(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Income Trust

By:	/s/ Rosemary D. Emmens
Name: Rosemary D. Emmens
Title: Assistant Secretary